INVENTORIES - Disclosure of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Ore stockpiles	$ 45,306	$ 31,845
Copper contained in concentrate	12,105	19,831
Molybdenum concentrate	417	310
Materials and supplies	35,018	27,885
Total current inventories	$ 92,846	$ 79,871